Ordinary shares and treasury stock - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares
Class of Stock [Line Items]
Authorized share capital | $		$ 50,000
Ordinary and preferred shares authorized		5,000,000,000
Ordinary stock, authorized		4,266,159,600
Ordinary stock, par value | $ / shares		$ 0.00001
Preferred stock, shares authorized		733,840,400
Ordinary stock, shares issued		1,550,071,169
Stock Repurchased, Value | ¥	¥ 16,228		¥ 384,871		¥ 47,173
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, authorized		10,000,000,000		10,000,000,000
Ordinary stock, par value | $ / shares		$ 0.00001		$ 0.00001
Ordinary stock, shares issued		970,871,169		969,071,169
Stock repurchased, Shares	4,171,000	4,171,000	139,954,870	139,954,870	12,729,500	12,729,500
Stock Repurchased, Value | $		$ 2,500		$ 55,400		$ 6,800
Weighted Average Price per shares | $ / shares		$ 0.60		$ 0.40		$ 0.53
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary stock, authorized		10,000,000,000		10,000,000,000
Ordinary stock, par value | $ / shares		$ 0.00001		$ 0.00001
Ordinary stock, shares issued		579,200,000		581,000,000
Ordinary stock, shares sold	1,800,000	1,800,000	5,000,000	5,000,000	73,000,000	73,000,000